Discontinued Operations - Additional Information (Detail) (USD $)	Jul. 01, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interests sold	49.00%
Percentage of ownership of non controlling investors	51.00%
Notes receivable, related parties	$ 617,975
Notes receivable, interest rate	4.00%